UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■ Account Procedures
■ Purchases
■ Redemptions
■ Exchanges Call 800-343-5678
■ New Account Procedures and Status
■ Prospectuses
■ Performance
■ Proxy Voting Policies and Voting Records
■ Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR218	Printed in U.S.A.

CGM
Mutual Fund

353rd Quarterly Report
June 30, 2018

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund decreased -9.8% during the second quarter of 2018 compared to a return of 3.4% for the Standard and Poor’s 500 Index (S&P 500 Index) and -0.2% for the ICE BofAML U.S. Corporate, Government & Mortgage Index*. For the first six months of the year, CGM Mutual Fund returned -9.1%, the S&P 500 Index returned 2.6% and the ICE BofAML U.S. Corporate, Government & Mortgage Index returned -1.6%.
Trade tensions between the U.S. and China dominated market news in the second quarter. On April 1, China retaliated against U.S. tariffs on steel and aluminum with its own tariffs on a range of U.S. goods including, most notably, agricultural products. Throughout the quarter, the market reacted to escalating rhetoric and threats from both countries and the potential impact on U.S. industries targeted by possible Chinese sanctions. Rising interest rates and upward inflationary pressures also influenced stock prices. One marker of mounting inflation appeared in early April when the Labor Department reported the Producer Price Index increased more than expected in March, climbing 0.3% for the month. Our current historically long stretch of low unemployment is beginning to meaningfully impact labor costs, intensifying inflation in the service sector. The Labor Department’s March employment cost index, released on April 27, indicated wages and benefits rose 2.7% for the trailing twelve months. This marks the largest annual increase in almost a decade. Also at the end of April, the Commerce Department released its Personal Consumption Expenditure Index, which increased at an annual rate of 2% in March. The Personal Consumption Expenditure Index is the Federal Reserve’s preferred inflation gauge and this was the first time in over a year that the index met the Fed’s 2% target, providing sound evidence that inflation is impacting consumer prices.
U.S. employment numbers continued to improve in the second quarter and the unemployment rate dropped in April to 3.9%. Remarkably, the U.S. economy has added jobs every single month since October 2010. On May 8 the Labor Department also reported a record 6.6 million job openings at the end of March, which meant that for the first time ever, there were enough openings to provide every unemployed person in the U.S. with a job. The stock market was underwhelmed by the positive employment news and instead reacted to political risks and economic issues from abroad. Stocks moved up when the U.S. announced its withdrawal from the Iran nuclear deal as oil prices shot higher on the theory that renewed sanctions could reduce the supply of an already tight oil market. Late in May, short lived political turmoil in Italy resulted in a rapid selloff of European debt, dragging down U.S. stocks especially in the banking sector. U.S. tariffs on European Union, Canadian and Mexican steel and aluminum went into effect on May 31 and U.S. stocks dropped in anticipation of retaliatory sanctions.
The market rallied in early June as the U.S. and China attempted to defuse trade tensions. On June 13 the Federal Reserve raised interest rates by 0.25% and also indicated the pace of rate increases in 2018 and 2019 could accelerate to prevent the economy from expanding too rapidly. Despite new and threatened tariffs, political turmoil in Europe and slower economic growth abroad, Federal Reserve Chairman Jerome Powell cited solid U.S. growth, strong labor markets and rising inflation to support the Fed’s decision. By mid-June, the U.S. and China were once again exchanging trade threats and vowing to impose billions of dollars in tariffs on each other. While stocks dropped in response to increased trade friction, U.S. government data released for the month of May continued to provide evidence of a stronger economy. The Labor Department reported the unemployment rate fell further to 3.8% and the Consumer Price Index increased 2.8% from the prior year to its strongest reading in over six years. Retail sales bounced back from a slow start in the first quarter and, according to the Commerce Department, rose 0.8% for the month. The market remained in positive territory at quarter-end as the U.S. economy continued its second longest expansion in history.

1

CGM MUTUAL FUND

The yield on the 10-year U.S. Treasury bond was 2.7% at the start of the second quarter. The yield climbed to a high of 3.1% on May 17 largely in response to inflationary indicators including rising prices for oil and other commodities. Rising trade tensions in June pushed the yield down slightly to 2.9% to end the quarter. The S&P 500 Index was priced at 22.9 times the trailing twelve month earnings at the end of the second quarter. While stock valuations remain high, we believe that the expanding U.S. economy and strong corporate earnings will continue to provide ample investment opportunities.
On June 30, 2018, CGM Mutual Fund was 26.8% invested in short-term U.S Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in leisure, metals and mining and commercial banks. The Fund’s three largest equity holdings were Turquoise Hill Resources Ltd., Vale S.A. ADR (metals and mining) and JP Morgan Chase & Co. (commercial bank).

David C. Fietze
President
July 2, 2018

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management LP. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.

2

CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2018

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	26.4	+	2.4
5 Years	+	30.1	+	5.4
1 Year	+	1.6	+	1.6
3 Months	-	9.8		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2018 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Leisure	13.9%
Metals and Mining	11.9
Commercial Banks	10.4
Banks - Money Center	10.2
Oil - Independent Production	5.4
Broker/Dealers	5.2
Electronic and Communication Equipment	4.4
Oil Refining	4.4
Steel	3.0
Beverages and Tobacco	2.0
Chemicals - Major	0.8
Retail	0.7
Food - Retailers/Wholesalers	0.6
BONDS

United States Treasury Notes	26.8
SCHEDULE OF INVESTMENTS as of June 30, 2018 (unaudited) COMMON STOCKS — 72.9% OF TOTAL NET ASSETS

Banks - Money Center — 10.2%	Shares	Value(a)
Banco Bradesco S.A. ADR (b)	2,645,000	$18,144,700
Itau Unibanco Holding S.A. ADR (b)	1,830,000	18,995,400
		37,140,100
Beverages and Tobacco — 2.0%
AMBEV S.A. ADR (b)	1,550,000	7,176,500

Broker/Dealers — 5.2%
Morgan Stanley	400,000	18,960,000

Chemicals - Major — 0.8%
LyondellBasell Industries N.V. (b)	25,000	2,746,250

Commercial Banks — 10.4%
Bank of America Corporation	630,000	17,759,700
JPMorgan Chase & Co.	190,000	19,798,000
		37,557,700
Electronic and Communication Equipment — 4.4%
Zebra Technologies Corporation (c)	111,000	15,900,750

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2018 (continued) (unaudited) COMMON STOCKS (continued)

Food - Retailers/Wholesalers — 0.6%	Shares	Value(a)
The Kroger Co.	80,000	$2,276,000

Leisure — 13.9%
Carnival Corporation (b)	310,000	17,766,100
Norwegian Cruise Line Holdings Ltd. (b)(c)	285,000	13,466,250
Royal Caribbean Cruises Ltd. (b)	185,000	19,166,000
		50,398,350
Metals and Mining — 11.9%
Turquoise Hill Resources Ltd. (b)(c)	7,700,000	21,868,000
Vale S.A. ADR (b)	1,675,000	21,473,500
		43,341,500
Oil - Independent Production — 5.4%
Petroleo Brasileiro S.A. - Petrobras ADR (b)	1,750,000	17,552,500
Pioneer Natural Resources Company	10,000	1,892,400
		19,444,900
Oil Refining — 4.4%
PBF Energy Inc.	90,000	3,773,700
Suncor Energy Inc. (b)	140,000	5,695,200
Valero Energy Corporation	60,000	6,649,800
		16,118,700
Retail — 0.7%
lululemon athletica inc. (c)	20,000	2,497,000

Steel — 3.0%
Gerdau S.A. ADR (b)	3,100,000	10,974,000

TOTAL COMMON STOCKS (Identified cost $281,350,852)		264,531,750
BONDS — 26.8% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.8%
United States Treasury Notes, 0.750%, 10/31/2018	$8,500,000	8,464,805
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,839,531
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,337,891
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,931,094
United States Treasury Notes, 1.250%, 08/31/2019	4,000,000	3,946,562
United States Treasury Notes, 1.875%, 12/15/2020	9,000,000	8,848,828
United States Treasury Notes, 2.250%, 02/29/2020	2,000,000	1,991,797
TOTAL BONDS (Identified cost $97,970,248)		97,360,508

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2018 (continued) (unaudited)

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face Amount	Value(a)
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/29/2018 at 0.35% to be repurchased at $1,825,000 on 07/02/2018 collateralized by $1,945,000 U.S. Treasury Note, 2.125% due 05/15/2025 valued at $1,866,061 including interest (Cost $1,825,000)	$1,825,000	$1,825,000

TOTAL INVESTMENTS — 100.2% (Identified cost $381,146,100)		363,717,258
Cash and receivables		4,839,036
Liabilities		(5,385,748)
TOTAL NET ASSETS — 100.0%		$363,170,546

(a) See Note 2A.
(b) At June 30, 2018, the Fund has approximately 26.0% of net assets invested in companies incorporated in Brazil, approximately 7.6% of net assets invested in companies incorporated in Canada, approximately 5.3% of net assets invested in companies incorporated in Liberia and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 9.4%).
(c) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018
(unaudited)

Assets
Investments at value:
(Identified cost $381,146,100)		$363,717,258
Cash		3,032
Receivable for:
Securities sold	$4,402,469
Shares of the Fund sold	433
Dividends and interest	433,102	4,836,004
Total assets		368,556,294

Liabilities
Payable for:
Securities purchased	4,430,239
Shares of the Fund redeemed	537,810
Tax withholding	4,037	4,972,086
Accrued expenses:
Management fees	278,095
Trustees’ fees	16,461
Accounting, administration and compliance expenses	24,996
Transfer agent fees	34,931
Other expenses	59,179	413,662
Total liabilities		5,385,748
Net Assets		$363,170,546

Net assets consist of:
Capital paid-in		$359,248,202
Undistributed net investment income		690,518
Accumulated net realized gains on investments		20,660,792
Net unrealized depreciation on investments		(17,428,966)
Net Assets		$363,170,546

Shares of beneficial interest outstanding, no par value		12,891,344

Net asset value per share*		$28.17

* Shares of the Fund are sold and redeemed at net asset
value ($363,170,546 ÷ 12,891,344).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$144,400)*	$2,631,812
Interest	637,176
3,268,988
Expenses:
Management fees	1,830,276
Trustees’ fees	33,385
Accounting, administration and compliance expenses	156,455
Custodian fees and expenses	39,637
Transfer agent fees	164,434
Audit and tax services	25,623
Legal	27,819
Printing	19,741
Registration fees	12,160
Miscellaneous expenses	7,600
2,317,130
Net investment income	951,858

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments and foreign currency transactions	21,403,964
Net change in unrealized depreciation on investments and foreign currency transactions	(58,697,535)
Net realized and unrealized losses on investments and foreign currency transactions	(37,293,571)

Change in Net Assets from Operations	$(36,341,713)

*Includes a non-recurring dividend of $645,961.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
From Operations
Net investment income	$951,858	$1,527,604
Net realized gains on investments and foreign currency transactions	21,403,964	57,496,325
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(58,697,535)	4,165,553
Change in net assets from operations	(36,341,713)	63,189,482

From Distributions to Shareholders
Net investment income	(261,340)	(1,511,433)
Net short-term realized capital gains on investments	—	(50,600,313)
Net long-term realized capital gains on investments	—	(6,265,201)
	(261,340)	(58,376,947)
From Capital Share Transactions
Proceeds from sale of shares	1,991,080	2,460,683
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	227,754	1,376,985
Distributions from net short-term realized capital gains on investments	—	47,392,526
Distributions from net long-term realized capital gains on investments	—	5,867,901
	2,218,834	57,098,095
Cost of shares redeemed	(18,028,948)	(34,047,437)
Change in net assets derived from capital share transactions	(15,810,114)	23,050,658
Total change in net assets	(52,413,167)	27,863,193

Net Assets
Beginning of period	415,583,713	387,720,520
End of period (including undistributed net investment income of $690,518 and $0 at June 30, 2018 and December 31, 2017, respectively)	$363,170,546	$415,583,713

Number of Shares of the Fund:
Issued from sale of shares	63,307	74,659
Issued in connection with reinvestment of:
Dividends from net investment income	7,293	42,208
Distributions from net short-term realized capital gains on investments	—	1,527,805
Distributions from net long-term realized capital gains on investments	—	189,163
	70,600	1,833,835
Redeemed	(575,942)	(1,040,079)
Net change	(505,342)	793,756

See accompanying notes to financial statements.
8

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (unaudited)			For the Year Ended December 31,
				2017	2016	2015	2014	2013
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$31.02			$30.76	$29.38	$30.31	$32.16	$28.42
Net investment income (loss) (a)	0.07	(b)		0.13	(0.04)	(0.11)	(0.17)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(2.90)			5.13	2.27	(0.82)	1.87	6.06
Total from investment operations	(2.83)			5.26	2.23	(0.93)	1.70	5.97

Dividends from net investment income	(0.02)			(0.13)	—	—	—	—
Distributions from net short-term realized gains	—			(4.33)	—	—	(1.57)	(1.62)
Distributions from net long-term realized gains	—			(0.54)	(0.85)	—	(1.98)	(0.61)
Total distributions	(0.02)			(5.00)	(0.85)	—	(3.55)	(2.23)

Net increase (decrease) in net asset value	(2.85)			0.26	1.38	(0.93)	(1.85)	3.74
Net asset value at end of period	$28.17			$31.02	$30.76	$29.38	$30.31	$32.16

Total return (%)	(9.1)			17.1	7.6	(3.1)	5.3	21.0

Ratios:
Operating expenses to average net assets (%)	1.14	*		1.15	1.17	1.12	1.12	1.11
Net investment income (loss) to average net assets (%)	0.47	(b)	*	0.38	(0.15)	(0.37)	(0.55)	(0.29)
Portfolio turnover (%)	360	*		423	436	345	301	374
Net assets at end of period (in thousands) ($)	363,171		415,584		387,721	401,579	448,564	477,188
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects a large, non-recurring dividend which amounted to $0.05 per share. Excluding this non-recurring dividend, the ratio of net investment income to average net assets would have been 0.15%.
* Computed on an annualized basis.

See accompanying notes to financial statements.
9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2018
(unaudited)

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2018 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$264,531,750	—	—
	Bonds
	United States Treasury Notes	—	$97,360,508	—
	Short-Term Investment
	Repurchase Agreement	—	1,825,000	—
	Total	$264,531,750	$99,185,508	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$4,917,504	$17,451,559	$(18,446,393)
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2018 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$382,163,651	$22,512,070	$(40,958,463)	$(18,446,393)
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2017 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2017 and 2016 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2017	$52,111,746	$ 6,265,201	$58,376,947
2016	—	$10,400,786	$10,400,786
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2018, the Fund had an investment in a repurchase agreement with a gross value of $1,825,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $1,866,061 exceeded the value of the repurchase agreement at June 30, 2018 by $41,061.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
4. Purchases and sales of securities — For the period ended June 30, 2018, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $718,494,931 and $718,109,591, respectively. For long-term government obligations, there were $1,999,844 of purchases and $15,416,523 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2018, the Fund incurred management fees of $1,830,276, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing

14

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $156,455, for the period ended June 30, 2018, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $140,800 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2018, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reported by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  Management has adopted the amendments to Regulation S-X and believes that the Fund's financial statements are in compliance with the final rules.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2018 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Mutual Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to a market index and two universes of other funds (balanced funds and mixed asset target allocation growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund’s above average performance for the one-, three-, and five-year periods ended December 31, 2017, and the Fund’s below average performance for the ten-year period ended December 31, 2017, as compared to funds in the Broadridge Balanced Fund universe. The Board also noted the better than average relative performance of the Fund for the one-year period ended December 31, 2017, and the Fund’s below average performance for the three, five‑, and ten‑year periods ended December 31, 2017, as compared to funds in the Broadridge Mixed-Asset Target Allocation Growth Fund universe. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments that often take some time to develop or to be identified by other market participants. The Board recognized that this management style might cause the Fund to lag other comparable mutual funds for some periods, but also observed that it had often proven its worth over the years and that it offers Fund investors the potential for significant returns.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2017 and the relatively small size of the Fund, the Board determined that there was no current need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.

16

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Broadridge expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given the Fund's relatively small size and focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

17

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 to June 30, 2018.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During Period* 01/01/18 - 06/30/18
Actual	$1,000.00	$ 908.70	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.70
* Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR218	Printed in U.S.A.

CGM
Realty Fund

97th Quarterly Report
June 30, 2018

A No-Load Fund

To Our Shareholders:
CGM Realty Fund decreased -2.5% during the second quarter of 2018 compared to a return of 3.4% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and 10.4% for the Standard and Poor’s U.S. REIT Index. For the first six months of the year, CGM Realty Fund returned -9.4%, the S&P 500 Index returned 2.6% and the Standard and Poor’s U.S. REIT Index returned 1.4%.
Trade tensions between the U.S. and China dominated market news in the second quarter. On April 1, China retaliated against U.S. tariffs on steel and aluminum with its own tariffs on a range of U.S. goods including, most notably, agricultural products. Throughout the quarter, the market reacted to escalating rhetoric and threats from both countries and the potential impact on U.S. industries targeted by possible Chinese sanctions. Rising interest rates and upward inflationary pressures also influenced stock prices. One marker of mounting inflation appeared in early April when the Labor Department reported the Producer Price Index increased more than expected in March, climbing 0.3% for the month. Our current historically long stretch of low unemployment is beginning to meaningfully impact labor costs, intensifying inflation in the service sector. The Labor Department’s March employment cost index, released on April 27, indicated wages and benefits rose 2.7% for the trailing twelve months. This marks the largest annual increase in almost a decade. Also at the end of April, the Commerce Department released its Personal Consumption Expenditure Index, which increased at an annual rate of 2% in March. The Personal Consumption Expenditure Index is the Federal Reserve’s preferred inflation gauge and this was the first time in over a year that the index met the Fed’s 2% target, providing sound evidence that inflation is impacting consumer prices.
U.S. employment numbers continued to improve in the second quarter and the unemployment rate dropped in April to 3.9%. Remarkably, the U.S. economy has added jobs every single month since October 2010. On May 8 the Labor Department also reported a record 6.6 million job openings at the end of March, which meant that for the first time ever, there were enough openings to provide every unemployed person in the U.S. with a job. The stock market was underwhelmed by the positive employment news and instead reacted to political risks and economic issues from abroad. Stocks moved up when the U.S. announced its withdrawal from the Iran nuclear deal as oil prices shot higher on the theory that renewed sanctions could reduce the supply of an already tight oil market. Late in May, short lived political turmoil in Italy resulted in a rapid selloff of European debt, dragging down U.S. stocks especially in the banking sector. U.S. tariffs on European Union, Canadian and Mexican steel and aluminum went into effect on May 31 and U.S. stocks dropped in anticipation of retaliatory sanctions.
The market rallied in early June as the U.S. and China attempted to defuse trade tensions. On June 13 the Federal Reserve raised interest rates by 0.25% and also indicated the pace of rate increases in 2018 and 2019 could accelerate to prevent the economy from expanding too rapidly. Despite new and threatened tariffs, political turmoil in Europe and slower economic growth abroad, Federal Reserve Chairman Jerome Powell cited solid U.S. growth, strong labor markets and rising inflation to support the Fed’s decision. By mid-June, the U.S. and China were once again exchanging trade threats and vowing to impose billions of dollars in tariffs on each other. While stocks dropped in response to increased trade friction, U.S. government data released for the month of May continued to provide evidence of a stronger economy. The Labor Department reported the unemployment rate fell further to 3.8% and the Consumer Price Index increased 2.8% from the prior year to its strongest reading in over six years. Retail sales bounced back from a slow start in the first quarter and, according to the Commerce Department, rose 0.8% for the month. The market remained in positive territory at quarter-end as the U.S. economy continued its second longest expansion in history.

1

CGM REALTY FUND

The yield on the 10-year U.S. Treasury bond was 2.7% at the start of the second quarter. The yield climbed to a high of 3.1% on May 17 largely in response to inflationary indicators including rising prices for oil and other commodities. Rising trade tensions in June pushed the yield down slightly to 2.9% to end the quarter. The S&P 500 Index was priced at 22.9 times the trailing twelve month earnings at the end of the second quarter. While stock valuations remain high, we believe that the expanding U.S. economy and strong corporate earnings will continue to provide ample investment opportunities.
On June 30, 2018, CGM Realty Fund was 39.2% invested in metals and mining companies, 17.4% invested in commercial banks and 7.6% invested in hotels and restaurants. The Fund also held 24.2% in REITs. The largest holdings were Bank of America Corporation (commercial bank), Vale S.A. ADR (metals and mining) and Citigroup Inc. (commercial bank).
David C. Fietze
President

July 2, 2018

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2018

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	60.0	+	4.8
5 Years	+	59.9	+	9.8
1 Year	+	9.7	+	9.7
3 Months	-	2.5		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2018 (unaudited) COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Timber	9.8%
Retail	5.4
Specialty	3.6
Lodging and Resorts	2.7
Infrastructure	1.7
Office and Industrial	1.0
Other Common Stocks
Metals and Mining	39.2
Commercial Banks	17.4
Hotels and Restaurants	7.6
Miscellaneous	5.4
Broker/Dealers	4.8
SCHEDULE OF INVESTMENTS as of June 30, 2018 (unaudited) COMMON STOCKS — 98.6% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 24.2%

Infrastructure — 1.7%	Shares	Value(a)
American Tower Corporation	100,000	$14,417,000

Lodging and Resorts — 2.7%
MGM Growth Properties LLC	780,000	23,758,800

Office and Industrial — 1.0%
Alexandria Real Estate Equities, Inc.	40,000	5,046,800
Prologis, Inc.	50,000	3,284,500
		8,331,300
Retail — 5.4%
DDR Corp.	2,600,000	46,540,000

Specialty — 3.6%
Gaming and Leisure Properties, Inc.	860,000	30,788,000

Timber — 9.8%
PotlatchDeltic Corporation	855,000	43,476,750
Rayonier Inc.	1,060,000	41,011,400
		84,488,150

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $201,380,299)		208,323,250

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2018 (continued) (unaudited) COMMON STOCKS (continued)

OTHER COMMON STOCKS — 74.4%

Broker/Dealers — 4.8%	Shares	Value(a)
Morgan Stanley	880,000	$41,712,000

Commercial Banks — 17.4%
Bank of America Corporation	3,130,000	88,234,700
Citigroup Inc.	920,000	61,566,400
		149,801,100
Hotels and Restaurants — 7.6%
Wyndham Destinations, Inc.	560,000	24,791,200
Wyndham Hotels & Resorts, Inc.	685,000	40,298,550
		65,089,750
Metals and Mining — 39.2%
Anglo American plc ADR (b)	3,820,000	43,204,200
Freeport-McMoRan Copper & Gold Inc.	2,900,000	50,054,000
Rio Tinto plc ADR (b)	350,000	19,418,000
Southern Copper Corporation	925,000	43,354,750
Teck Resources Limited (b)	1,800,000	45,810,000
Turquoise Hill Resources Ltd. (b)(c)	17,090,000	48,535,600
Vale S.A. ADR (b)	6,775,000	86,855,500
		337,232,050
Miscellaneous — 5.4%
The Howard Hughes Corporation (c)	350,000	46,375,000

TOTAL OTHER COMMON STOCKS (Identified cost $555,412,810)		640,209,900

TOTAL COMMON STOCKS (Identified cost $756,793,109)		848,533,150

SHORT-TERM INVESTMENT — 2.6% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/29/2018 at 0.35% to be repurchased at $22,165,000 on 07/02/2018 collateralized by $23,565,000 U.S. Treasury Note, 2.125% due 05/15/2025 valued at $22,608,597 including interest (Cost $22,165,000)
	Face Amount

	$22,165,000	22,165,000

TOTAL INVESTMENTS — 101.2% (Identified cost $778,958,109)		870,698,150
Cash and receivables		15,741,603
Liabilities		(26,035,096)
TOTAL NET ASSETS — 100.0%		$860,404,657
(a) See Note 2A.
(b) At June 30, 2018, the Fund has approximately 11.0% of net assets invested in companies incorporated in Canada, approximately 10.1% of net assets invested in companies incorporated in Brazil and approximately 7.3% of net assets invested in companies incorporated in the United Kingdom.
(c) Non-income producing security.

See accompanying notes to financial statements.
5

CGM REALTY FUND

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018
(unaudited)

Assets
Investments at value:
(Identified cost $778,958,109)		$870,698,150
Cash		3,128
Receivable for:
Securities sold	$14,241,370
Shares of the Fund sold	7,735
Dividends and interest	1,489,370	15,738,475
Total assets		886,439,753

Liabilities
Payable for:
Securities purchased	23,870,480
Shares of the Fund redeemed	1,374,369
Tax withholding	10,328	25,255,177
Accrued expenses:
Management fees	585,826
Trustees’ fees	27,839
Accounting, administration and compliance expenses	48,080
Transfer agent fees	46,263
Other expenses	71,911	779,919
Total liabilities		26,035,096
Net Assets		$860,404,657

Net assets consist of:
Capital paid-in		$765,719,858
Undistributed net investment income		1,933,807
Accumulated net realized gains on investments		1,011,267
Net unrealized appreciation on investments		91,739,725
Net Assets		$860,404,657

Shares of beneficial interest outstanding, no par value		29,563,760

Net asset value per share*		$29.10
* Shares of the Fund are sold and redeemed at net asset
value ($860,404,657 ÷ 29,563,760).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$224,984)	$7,616,129
Interest	17,761
7,633,890

Expenses:
Management fees	3,721,420
Trustees’ fees	56,332
Accounting, administration and compliance expenses	300,949
Custodian fees and expenses	62,060
Transfer agent fees	206,850
Audit and tax services	25,623
Legal	57,549
Printing	23,417
Registration fees	12,083
Miscellaneous expenses	12,558
4,478,841
Net investment income	3,155,049

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments and foreign currency transactions	1,011,267
Net change in unrealized depreciation on investments and foreign currency transactions	(96,419,489)
Net realized and unrealized losses on investments and foreign currency transactions	(95,408,222)

Change in Net Assets from Operations	$(92,253,173)

See accompanying notes to financial statements.
7

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
From Operations
Net investment income	$3,155,049	$5,265,229
Net realized gains on investments and foreign currency transactions	1,011,267	185,248,795
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(96,419,489)	75,928,493
Change in net assets from operations	(92,253,173)	266,442,517

From Distributions to Shareholders
Net investment income	(1,221,242)	(6,539,011)
Net short-term realized capital gains on investments	—	(172,445,235)
Net long-term realized capital gains on investments	—	(10,830,212)
	(1,221,242)	(189,814,458)
From Capital Share Transactions
Proceeds from sale of shares	7,314,762	10,436,048
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	1,056,432	5,692,791
Distributions from net short-term realized capital gains on investments	—	152,364,226
Distributions from net long-term realized capital gains on investments	—	9,568,141
	8,371,194	178,061,206
Cost of shares redeemed	(59,285,504)	(120,890,510)
Change in net assets derived from capital share transactions	(50,914,310)	57,170,696
Total change in net assets	(144,388,725)	133,798,755

Net Assets
Beginning of period	1,004,793,382	870,994,627
End of period (including undistributed net investment income of $1,933,807 and $0 at June 30, 2018 and December 31, 2017, respectively)	$860,404,657	$1,004,793,382

Number of Shares of the Fund:
Issued from sale of shares	233,622	311,527
Issued in connection with reinvestment of:
Dividends from net investment income	35,170	172,164
Distributions from net short-term realized capital gains on investments	—	4,733,278
Distributions from net long-term realized capital gains on investments	—	297,237
	268,792	5,514,206
Redeemed	(1,917,133)	(3,658,308)
Net change	(1,648,341)	1,855,898

See accompanying notes to financial statements.
8

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31,
			2017	2016	2015	2014	2013
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$32.19		$29.67	$29.27	$32.89	$30.76	$29.37
Net investment income (a)	0.10		0.19	0.10	0.04	0.28	0.23
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(3.15)		9.52	0.68	(0.81)	6.41	2.68
Total from investment operations	(3.05)		9.71	0.78	(0.77)	6.69	2.91

Dividends from net investment income	(0.04)		(0.24)	(0.11)	(0.03)	(0.24)	(0.28)
Distributions from net short-term realized gains	—		(6.54)	—	—	(0.92)	—
Distributions from net long-term realized gains	—		(0.41)	(0.27)	(2.82)	(3.40)	(1.24)
Total distributions	(0.04)		(7.19)	(0.38)	(2.85)	(4.56)	(1.52)

Net increase (decrease) in net asset value	(3.09)		2.52	0.40	(3.62)	2.13	1.39
Net asset value at end of period	$29.10		$32.19	$29.67	$29.27	$32.89	$30.76

Total return (%)	(9.4)		32.8	2.7	(2.3)	21.8	9.9

Ratios:
Operating expenses to average net assets (%)	0.97	*	0.97	0.99	0.92	0.92	0.92
Net investment income to average net assets (%)	0.68	*	0.57	0.35	0.11	0.86	0.75
Portfolio turnover (%)	252	*	269	241	224	135	146
Net assets at end of period (in thousands) ($)	860,405	1,004,793		870,995	1,078,815	1,244,679	1,174,498
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
* Computed on an annualized basis.

See accompanying notes to financial statements.
9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2018
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2018 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$848,533,150	—	—
	Short-Term Investment
	Repurchase Agreement	—	$22,165,000	—
	Total	$848,533,150	$22,165,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,932,581	$1,012,493	$91,740,041
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2018 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$778,958,109	$134,904,430	$(43,164,389)	$91,740,041
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2017 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2017 and 2016 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2017	$178,798,995	$11,015,463	—	$189,814,458
2016	$ 3,147,914	$ 8,322,202	—	$ 11,470,116
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2018, the Fund had an investment in a repurchase agreement with a gross value of $22,165,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $22,608,597 exceeded the value of the repurchase agreement at June 30, 2018 by $443,597.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
4. Purchases and sales of securities — For the period ended June 30, 2018, purchases and sales of securities other than short-term investments aggregated $1,138,710,543 and $1,181,940,421, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2018, the Fund incurred management fees of $3,721,420, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and

14

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $300,949, for the period ended June 30, 2018, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $262,456 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2018, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reported by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  Management has adopted the amendments to Regulation S-X and believes that the Fund's financial statements are in compliance with the final rules.

15

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2018 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Realty Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a universe of other real estate funds selected and provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-, three- and five-year periods ended December 31, 2017 and the below average performance of the Fund for the ten-year period ended December 31, 2017, in each case as compared to other funds in the Broadridge Real Estate Fund Universe. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments that often take some time to develop or to be identified by other market participants. The Board recognized that this management style might cause the Fund to lag other comparable mutual funds for some periods, but also observed that it had often proven its worth over the years and that it offers Fund investors the potential for significant returns.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund but in light of the fact that the Fund continued to experience net redemptions in 2017, the Board determined that there was no current need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense

16

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

ratios of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, but concluded that the fee was reasonable in light of CGM’s active investment style, and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions of the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

17

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 to June 30, 2018.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During Period* 01/01/18 - 06/30/18
Actual	$1,000.00	$ 905.52	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.84
* Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR218	Printed in U.S.A.

CGM
Focus Fund

83rd Quarterly Report
June 30, 2018

A No-Load Fund

To Our Shareholders:
CGM Focus Fund decreased -15.3% during the second quarter of 2018 compared to a return of 3.4% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund decreased -18.1% and the S&P 500 Index returned 2.6%.
Trade tensions between the U.S. and China dominated market news in the second quarter. On April 1, China retaliated against U.S. tariffs on steel and aluminum with its own tariffs on a range of U.S. goods including, most notably, agricultural products. Throughout the quarter, the market reacted to escalating rhetoric and threats from both countries and the potential impact on U.S. industries targeted by possible Chinese sanctions. Rising interest rates and upward inflationary pressures also influenced stock prices. One marker of mounting inflation appeared in early April when the Labor Department reported the Producer Price Index increased more than expected in March, climbing 0.3% for the month. Our current historically long stretch of low unemployment is beginning to meaningfully impact labor costs, intensifying inflation in the service sector. The Labor Department’s March employment cost index, released on April 27, indicated wages and benefits rose 2.7% for the trailing twelve months. This marks the largest annual increase in almost a decade. Also at the end of April, the Commerce Department released its Personal Consumption Expenditure Index, which increased at an annual rate of 2% in March. The Personal Consumption Expenditure Index is the Federal Reserve’s preferred inflation gauge and this was the first time in over a year that the index met the Fed’s 2% target, providing sound evidence that inflation is impacting consumer prices.
U.S. employment numbers continued to improve in the second quarter and the unemployment rate dropped in April to 3.9%. Remarkably, the U.S. economy has added jobs every single month since October 2010. On May 8 the Labor Department also reported a record 6.6 million job openings at the end of March, which meant that for the first time ever, there were enough openings to provide every unemployed person in the U.S. with a job. The stock market was underwhelmed by the positive employment news and instead reacted to political risks and economic issues from abroad. Stocks moved up when the U.S. announced its withdrawal from the Iran nuclear deal as oil prices shot higher on the theory that renewed sanctions could reduce the supply of an already tight oil market. Late in May, short lived political turmoil in Italy resulted in a rapid selloff of European debt, dragging down U.S. stocks especially in the banking sector. U.S. tariffs on European Union, Canadian and Mexican steel and aluminum went into effect on May 31 and U.S. stocks dropped in anticipation of retaliatory sanctions.
The market rallied in early June as the U.S. and China attempted to defuse trade tensions. On June 13 the Federal Reserve raised interest rates by 0.25% and also indicated the pace of rate increases in 2018 and 2019 could accelerate to prevent the economy from expanding too rapidly. Despite new and threatened tariffs, political turmoil in Europe and slower economic growth abroad, Federal Reserve Chairman Jerome Powell cited solid U.S. growth, strong labor markets and rising inflation to support the Fed’s decision. By mid-June, the U.S. and China were once again exchanging trade threats and vowing to impose billions of dollars in tariffs on each other. While stocks dropped in response to increased trade friction, U.S. government data released for the month of May continued to provide evidence of a stronger economy. The Labor Department reported the unemployment rate fell further to 3.8% and the Consumer Price Index increased 2.8% from the prior year to its strongest reading in over six years. Retail sales bounced back from a slow start in the first quarter and, according to the Commerce Department, rose 0.8% for the month. The market remained in positive territory at quarter-end as the U.S. economy continued its second longest expansion in history.
The yield on the 10-year U.S. Treasury bond was 2.7% at the start of the second quarter. The yield climbed to a high of 3.1% on May 17 largely in

CGM FOCUS FUND

response to inflationary indicators including rising prices for oil and other commodities. Rising trade tensions in June pushed the yield down slightly to 2.9% to end the quarter. The S&P 500 Index was priced at 22.9 times the trailing twelve month earnings at the end of the second quarter. While stock valuations remain high, we believe that the expanding U.S. economy and strong corporate earnings will continue to provide ample investment opportunities.
On June 30, 2018, CGM Focus Fund held large industry positions in leisure, commercial banks, and oil refining. The Fund’s three largest holdings were Vale S.A. ADR (metals and mining), Morgan Stanley (broker/dealer) and Bank of America Corporation (commercial bank). At the end of the quarter, the fund held approximately $812 million in long positions and approximately $698 million in short positions. Of the fund’s short positions, 57% were in U.S. Treasury bonds sold short and 43% were in equities sold short.
David C. Fietze
President

July 2, 2018

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2018

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	-	28.3	-	3.3
5 Years	+	29.2	+	5.3
1 Year	-	6.5	-	6.5
3 Months	-	15.3		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2018 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Leisure	17.1%
Oil Refining	15.9
Commercial Banks	13.6
Banks - Money Center	11.4
Oil - Independent Production	10.1
Metals and Mining	7.6
Broker/Dealers	7.5
Electronic and Communication Equipment	5.1
Retail	4.6
Chemicals - Major	3.1
Steel	2.8
Beverages and Tobacco	2.8
Aluminum	2.0
Food - Retailers/Wholesalers	1.3
Chemicals - Specialty	0.7
SECURITIES SOLD SHORT

United States Treasury Bonds	(51.9)
Residential	(14.2)
Retail	(11.4)
Technology	(7.5)
Office and Industrial	(5.9)
SCHEDULE OF INVESTMENTS as of June 30, 2018 (unaudited) INVESTMENTS HELD LONG - 105.7% OF TOTAL NET ASSETS COMMON STOCKS — 105.6% OF TOTAL NET ASSETS

	Shares	Value(a)
Aluminum — 2.0%
Alcoa Inc. (b)	330,000	$15,470,400

Banks - Money Center — 11.4%
Banco Bradesco S.A. ADR (c)	6,330,000	43,423,800
Itau Unibanco Holding S.A. ADR (c)	4,240,000	44,011,200
		87,435,000
Beverages and Tobacco — 2.8%
AMBEV S.A. ADR (c)	4,600,000	21,298,000

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2018 (continued) (unaudited) COMMON STOCKS (continued)

Broker/Dealers — 7.5%	Shares	Value(a)
Morgan Stanley (d)	1,220,000	$57,828,000

Chemicals - Major — 3.1%
LyondellBasell Industries N.V. (c)	215,000	23,617,750

Chemicals - Specialty — 0.7%
Celanese Corporation	40,000	4,442,400
The Chemours Company	30,000	1,330,800
		5,773,200
Commercial Banks — 13.6%
Bank of America Corporation (d)	2,010,000	56,661,900
JPMorgan Chase & Co. (d)	458,000	47,723,600
		104,385,500
Electronic and Communication Equipment — 5.1%
Zebra Technologies Corporation (b)	275,000	39,393,750

Food - Retailers/Wholesalers — 1.3%
The Kroger Co.	350,000	9,957,500

Leisure — 17.1%
Carnival Corporation (c)	790,000	45,274,900
Norwegian Cruise Line Holdings Ltd. (b)(c)	865,000	40,871,250
Royal Caribbean Cruises Ltd. (c)(d)	440,000	45,584,000
		131,730,150
Metals and Mining — 7.6%
Vale S.A. ADR (c)(d)	4,552,000	58,356,640

Oil - Independent Production — 10.1%
Petroleo Brasileiro S.A. - Petrobras ADR (c)(d)	4,500,000	45,135,000
Pioneer Natural Resources Company	170,000	32,170,800
		77,305,800
Oil Refining — 15.9%
BP PLC ADR (c)	450,000	20,547,000
PBF Energy Inc.	880,000	36,898,400
Suncor Energy Inc. (c)	670,000	27,255,600
Valero Energy Corporation	335,000	37,128,050
		121,829,050
Retail — 4.6%
Burlington Stores, Inc. (b)	200,000	30,106,000
Qurate Retail, Inc. (b)	250,000	5,305,000
		35,411,000

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2018 (continued) (unaudited) COMMON STOCKS (continued)

Steel — 2.8%	Shares	Value(a)
Gerdau S.A. ADR (c)	6,200,000	$21,948,000

TOTAL COMMON STOCKS (Identified cost $820,504,737)		811,739,740

SHORT-TERM INVESTMENT — 0.1% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/29/18 at 0.35% to be repurchased at $545,000 on 07/02/2018 collateralized by $580,000 U.S. Treasury Note, 2.125% due 05/15/2025 valued at $556,460 including interest. (Cost $545,000)	$545,000	545,000

TOTAL INVESTMENTS HELD LONG — 105.7% (Identified cost $821,049,737)		812,284,740

INVESTMENTS HELD SHORT — (90.9)% OF TOTAL NET ASSETS

COMMON STOCKS — (39.0)% OF TOTAL NET ASSETS

Office and Industrial — (5.9%)	Shares
Boston Properties, Inc.	(360,000)	(45,151,200)

Residential — (14.2%)
AvalonBay Communities, Inc.	(300,000)	(51,567,000)
Equity Residential	(900,000)	(57,321,000)
		(108,888,000)
Retail — (11.4%)
Simon Property Group, Inc.	(350,000)	(59,566,500)
The Macerich Company	(500,000)	(28,415,000)
		(87,981,500)
Technology — (7.5%)
Snap Inc. (b)	(4,400,000)	(57,596,000)

TOTAL COMMON STOCKS (Proceeds $300,088,636)		(299,616,700)

BONDS — (51.9)% OF TOTAL NET ASSETS

United States Treasury — (51.9%)	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$(35,000,000)	(33,702,539)
United States Treasury Bonds, 2.750%, 11/15/2047	(60,000,000)	(57,278,906)
United States Treasury Bonds, 2.875%, 11/15/2046	(100,000,000)	(97,960,938)
United States Treasury Bonds, 3.000%, 02/15/2047	(105,000,000)	(105,426,563)
United States Treasury Bonds, 3.000%, 02/15/2048	(40,000,000)	(40,151,562)
United States Treasury Bonds, 3.125%, 02/15/2043	(40,000,000)	(41,087,500)
United States Treasury Bonds, 3.750%, 11/15/2043	(20,000,000)	(22,746,875)
TOTAL BONDS (Proceeds $389,279,403)		(398,354,883)

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2018 (continued) (unaudited) INVESTMENTS HELD SHORT (continued)

Value(a)
TOTAL INVESTMENTS HELD SHORT — (90.9)% (Proceeds $689,368,039)	$(697,971,583)

Cash and receivables	688,515,316
Liabilities	(34,625,406)
TOTAL NET ASSETS — 100.0%	$768,203,067

(a) See Note 2A.
(b) Non-income producing security.
(c) At June 30, 2018, the Fund has approximately 30.5% of net assets invested in companies incorporated in Brazil, approximately 5.9% of net assets invested in companies incorporated in Liberia, approximately 5.9% of net assets invested in companies incorporated in Panama, approximately 5.3% of net assets invested in companies incorporated in Bermuda and is invested in other foreign countries that each account for less than 5% of net assets
(in aggregate 9.3%).
(d) A portion of this security has been segregated as collateral in connection with short sale investments
(See Note 2E).

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)
Assets
Investments at value:
(Identified cost $821,049,737)		$812,284,740
Cash		3,443
Deposits with brokers for short sales		646,566,984
Receivable for:
Securities sold	$41,440,446
Shares of the Fund sold	2,700
Dividends and interest	501,743	41,944,889
Total assets		1,500,800,056
Liabilities
Securities sold short at current market value (Proceeds $689,368,039)		697,971,583
Payable for:
Securities purchased	28,685,729
Shares of the Fund redeemed	1,145,652
Interest payable	2,671,043
Tax Withholding	3,858
Short dividend payable	1,229,700	33,735,982
Accrued expenses:
Management fees	666,125
Trustees’ fees	31,345
Accounting, administration and compliance expenses	47,802
Transfer agent fees	60,500
Other expenses	83,652	889,424
Total liabilities		732,596,989
Net Assets		$768,203,067

Net Assets consist of:
Capital paid-in		$811,257,684
Undistributed net investment loss		(4,667,932)
Accumulated net realized losses on investments		(21,018,144)
Net unrealized depreciation on investments:
Long positions		(8,764,997)
Short positions		(8,603,544)
Net Assets		$768,203,067
Shares of beneficial interest outstanding, no par value		17,586,244
Net asset value per share*		$43.68
* Shares of the Fund are sold and redeemed at net asset
value ($768,203,067 ÷ 17,586,244).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018 (unaudited)
Investment Income
Income:
Dividends (net of withholding tax of
$453,298)*	$8,739,681
Interest	14,860
8,754,541

Expenses:
Management fees	4,623,444
Trustees’ fees	63,401
Accounting, administration and compliance expenses	299,213
Custodian fees and expenses	69,733
Transfer agent fees	304,526
Audit and tax services	25,623
Legal	63,684
Printing	31,295
Registration fees	13,414
Interest expense on short sales	2,908,585
Dividend expense on short sales	5,006,600
Miscellaneous expenses	12,955
13,422,473
Net investment loss	(4,667,932)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments and foreign currency transactions:
Long transactions	65,283,697
Short transactions	(68,201,914)
(2,918,217)
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	(186,620,806)
Short transactions	23,406,700
(163,214,106)
Net realized and unrealized losses on investments and foreign currency transactions	(166,132,323)
Change in Net Assets from Operations	$(170,800,255)

*Includes a non-recurring dividend of $2,142,219.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
From Operations
Net investment loss	$(4,667,932)	$(13,375,782)
Net realized gains (losses) on investments and foreign currency transactions	(2,918,217)	246,341,784
Net change in unrealized depreciation on investments	(163,214,106)	(18,443,383)
Change in net assets from operations	(170,800,255)	214,522,619

From Capital Share Transactions
Proceeds from sale of shares	5,185,815	10,888,179
Cost of shares redeemed	(63,896,488)	(164,542,574)
Change in net assets derived from capital share transactions	(58,710,673)	(153,654,395)
Total change in net assets	(229,510,928)	60,868,224

Net Assets
Beginning of period	997,713,995	936,845,771
End of period (including undistributed net investment loss of $(4,667,932) and $0 at June 30, 2018 and December 31, 2017, respectively)	$768,203,067	$997,713,995

Number of Shares of the Fund:
Issued from sale of shares	95,564	226,565
Redeemed	(1,211,858)	(3,442,452)
Net change	(1,116,294)	(3,215,887)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (unaudited)			For the Year Ended December 31,
				2017	2016	2015	2014	2013
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$53.35			$42.74	$39.20	$40.88	$40.31	$29.30
Net investment loss (a)(b)	(0.26)	(c)		(0.67)	(0.41)	(0.52)	(0.64)	(0.40)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(9.41)			11.28	3.95	(1.16)	1.21	11.41
Total from investment operations	(9.67)			10.61	3.54	(1.68)	0.57	11.01

Net increase (decrease) in net asset value	(9.67)			10.61	3.54	(1.68)	0.57	11.01
Net asset value at end of period	$43.68			$53.35	$42.74	$39.20	$40.88	$40.31

Total return (%)	(18.1)			24.8	9.0	(4.1)	1.4	37.6

Ratios:
Operating expenses to average net assets (%)	1.16	*		1.16	1.20	1.13	1.10	1.09
Dividends and interest on short positions to average net assets (%)	1.67	*		1.92	1.25	1.09	1.16	0.91
Total expenses to average net assets (%)	2.83	*		3.08	2.45	2.22	2.26	2.00

Net investment loss to average net assets (%)	(0.98)	(c)	*	(1.38)	(1.13)	(1.27)	(1.61)	(1.13)
Portfolio turnover (%) (d)	445	*		388	334	268	266	291
Net assets at end of period (in thousands) ($)	768,203		997,714		936,846	1,064,927	1,326,978	1,642,133

(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.18			0.26	0.04	(0.07)	(0.18)	(0.08)
(b) Per share net investment loss has been calculated using
average shares outstanding during the period.
(c) Net Investment loss per share reflects a large, non-recurring dividend which amounted to $0.12 per share. Excluding this non-recurring dividend, the ratio of net investment loss to average net assets would have been (1.44)%.
(d) Includes short sale bond transactions.
* Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2018
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2018 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$811,739,740	—	—
	Short-Term Investment
	Repurchase Agreement	—	$545,000	—
	Total	$811,739,740	$545,000	—

	Investments in Securities-Liabilities
	Common Stocks*	$299,616,700	—	—
	Bonds
	United States Treasury Bonds	—	$398,354,883	—
	Total	$299,616,700	$398,354,883	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$(32,071,068)
The identified cost of investments in securities and securities sold short owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2018 was as follows:

Identified Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$146,384,225	$85,418,863	$(117,489,931)	$(32,071,068)
* The cost basis has been reduced by the proceeds of the short positions ($689,368,039) at June 30, 2018. Since the cost basis includes the proceeds from short sales it may result in a net negative cost basis.

For the year ended December 31, 2017, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers
$241,704,298	$1,330,455,478	—

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of December 31, 2017, the post-enactment capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$17,899,500	—	$17,899,500	—	—	—
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2017 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses, expiring capital loss carryforwards, dividends on short positions which were held less than forty-five days, and foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2018, was $277,949,200 and the value of cash held in a segregated account at June 30, 2018 was $646,566,984.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2018, the Fund had an investment in a repurchase agreement with a gross value of $545,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $556,460 exceeded the value of the repurchase agreement at June 30, 2018 by $11,460.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
4. Purchases and sales of securities — For the period ended June 30, 2018, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $2,934,049,447 and $3,024,528,396, respectively. Short sales for U.S. Treasury bonds for the period ended June 30, 2018 were $110,045,313.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2018, the Fund incurred management fees of $4,623,444, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $299,213, for the period ended June 30, 2018, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $260,994 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2018, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reported by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  Management has adopted the amendments to Regulation S-X and believes that the Fund's financial statements are in compliance with the final rules.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2018 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Focus Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to a market index and three universes of other funds (capital appreciation funds, multi-cap growth funds and multi-cap core funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the above average performance of the Fund for the one- and three-year periods ended December 31, 2017, as well as the below average performance of the Fund for the five-, and ten-year periods ended December 31, 2017, in each case as compared with the Broadridge Capital Appreciation Fund universe. The Board also noted that below average performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017 as compared with the Broadridge Multi-Cap Growth Fund and Multi-Cap Core Fund universes except for the one-year above average performance as compared with the Broadridge Multi-Cap Core Fund universe. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments that often take some time to develop or to be identified by other market participants. The Board recognized that this management style might cause the Fund to lag other comparable mutual funds for some periods, but also observed that it had often proven its worth over the years and that it offers Fund investors the potential for significant returns.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2017, the Board determined that it there was no current need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was lower than the median overall expense ratios of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, but concluded this was reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 to June 30, 2018.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During Period* 01/01/18 - 06/30/18
Actual	$1,000.00	$ 818.55	$12.77
Hypothetical (5% return before expenses)	$1,000.00	$1,010.75	$14.12
* Expenses are equal to the Fund’s annualized expense ratio of 2.83%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2018, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to CGM Trust’s Board of Trustees since the last proxy statement to shareholders.  As previously disclosed, CGM Trust does not have a formal process for considering any Trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 16, 2018

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 16, 2018